Investment Strategy	May 30, 2025
VistaShares Animal Spirits Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies Overview
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks capital appreciation by investing in equity securities of companies that attract significant investor interest and market activity, particularly those that are the primary focus of the largest and fastest-growing single-stock leveraged ETFs (e.g., 2X funds) (collectively, “Leveraged Funds”). Importantly, the Fund is not a fund of funds and does not invest in the Leveraged Funds themselves. Instead, the Fund invests directly and indirectly (via derivatives) in the companies that these Leveraged Funds track.

The Fund’s portfolio securities are selected by the Fund’s sub-adviser, VistaShares Advisors LLC (the “Sub-Adviser”). The Sub-Adviser seeks to invest the Fund’s assets to achieve returns similar to those of the BITA VistaShares Animal Spirits Index (the “Index”), which is owned, calculated, administered, and disseminated by BITA GmbH (the “Index Provider”). The Index Provider is not affiliated with the Fund’s investment adviser or the Sub-Adviser.

The Fund’s strategy aligns with an “animal spirits” investing approach, which seeks to capitalize on the behavioral and psychological factors that drive investor sentiment and market trends. By targeting companies that garner heightened attention from Leveraged Funds, the Fund aims to benefit from the high asset levels and increased market activity typically associated with such securities. This approach reflects the influence of investor optimism, speculative behavior, and herd mentality—key elements of “animal spirits” in financial markets.

While the Index’s methodology serves as the primary basis for the Fund’s portfolio construction and the identification of “animal spirits” companies, the Sub-Adviser will actively manage the Fund.

The BITA VistaShares Animal Spirits Index

Index Overview:

The Index seeks to provide exposure to U.S. equities that are linked to the largest and fastest-growing Leveraged Funds. The Index selects securities based on the total assets and net flows of Leveraged Funds that correspond to underlying stocks. By analyzing these metrics, the Index aims to identify underlying stocks that demonstrate strong investor demand and high liquidity.

For analysis purposes, the Index’s initial universe is comprised of all US-listed, leveraged equity ETFs based on single stocks (i.e., equity ETFs that seek to provide leveraged exposure to the returns of a single underlying security, which may include a security of a foreign issuer listed in the U.S. via American Depositary Receipts (“ADRs”)). The Index considers only long Leveraged Funds (e.g., 2X) and excludes inverse leveraged funds (e.g., -2X).

To be eligible to be one of the Index’s portfolio securities, a security must meet both of the following criteria:

●	Size: Market capitalization of at least $200 million.
●	Liquidity: Three-month average daily traded value of at least $1 million.

The Index assigns each eligible security a “relevance score” based on two factors: 40% from an “AUM Score” and 60% from a “Net Fund Flow Score.” For the AUM Score, the Index looks at the total amount of assets invested in single-stock leveraged ETFs linked to each security and compares this figure to the average for all eligible securities. Similarly, for the Net Fund Flow Score, the Index measures the net cash inflows into these ETFs and compares each security’s inflow to the typical amount. For both the AUM Score and the Net Fund Flow Score, the Index measures figures from the last business day of the month. These combined scores determine the overall relevance score for each underlying security. The Index is comprised of the top five ranked eligible securities.

The Index is generally reconstituted and rebalanced monthly. In addition, the Index Provider may determine to substitute an Index constituent or perform an extraordinary adjustment to the Index upon the occurrence of an extraordinary event as deemed by the Index Provider. On each determination day, the Index constituents are equally weighted.

Active Management

While the Index’s methodology serves as the primary basis for the Fund’s portfolio construction and the identification of animal spirits companies, the Sub-Adviser will actively manage the Fund. The Sub-Adviser may buy or sell securities not yet included in, or not yet removed from, as the case may be, the Index prior to the Index’s rebalancing and reconstitution. Generally, the Sub-Adviser will use the Index’s criteria to guide its decisions. If the Sub-Adviser receives new information about an existing portfolio security or an emerging animal spirits company after the Index’s last rebalancing and reconstitution, it has the discretion to trade those securities before the next Index rebalancing and reconstitution. For example, the Sub-Adviser may identify negative issues with a company’s outlook, or potential opportunities to add new holdings. To further the example, the Fund may sell portfolio holdings of a company that has experienced a negative change in business circumstances or invest in a company that has recently been tracked by a Leveraged Fund. Accordingly, there may be times when the Fund’s holdings and performance deviate significantly from those of the Index.

Additionally, if liquidity constraints affect the derivative instruments of an Index security, or if regulatory constraints arise (e.g., industry concentration or due to the Index’s composition negatively impacting the Fund’s derivatives portfolio), the Sub-Adviser may adjust the Fund’s portfolio.

Accordingly, the Fund’s portfolio holdings, weightings, and performance may deviate significantly from those of the Index.

Direct/Synthetic Investments: The Fund will invest in underlying securities either directly or indirectly (synthetically) using swaps and options (as described below).

Derivatives Portfolio Selection:

To achieve synthetic exposure, the Fund may enter into one or more derivatives transactions, such as swap agreements, with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the Index’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount”—a predetermined dollar value representing the underlying security that the Fund seeks to replicate synthetically.

In addition to swaps, the Fund may also utilize listed options to achieve synthetic exposure to the portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the underlying securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of underlying securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. For additional details about the Fund’s use of options, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

Collateral

If the Fund engages in derivatives transactions to gain indirect (synthetic) exposure to securities, the Fund will hold assets to serve as collateral. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs; and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

Fund Attributes

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

Under normal circumstances, the Fund will have at least 80% exposure to securities or financial instruments, plus borrowings for investment purposes, in “animal spirits” companies. The Fund defines an “animal spirit” company as one that attracts significant investor interest and market activity, which is determined by whether such company is the primary focus of the largest and fastest-growing single-stock leveraged ETFs.

The Fund may invest up to 20% of its net assets in companies that are not included in the 80% test noted above. These investments can include equity securities of issuers that are not Index constituents but that the Sub-Adviser would characterize as “animal spirits” companies, based on the Sub-Adviser’s analysis of investor sentiment and market trends. This 20% of the Fund’s portfolio may also be invested in cash or cash equivalents (including money market funds).

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will have at least 80% exposure to securities or financial instruments, plus borrowings for investment purposes, in “animal spirits” companies.
VistaShares Animal Spirits Daily 2X Strategy ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund seeks daily leveraged investment results, before fees and expenses, that correspond to two times (2X) the performance of an actively managed group of “animal spirits” securities (described below) (the “Target Portfolio”). The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day. The terms “daily,” “day,” and “trading day,” refer to the period from the close of the markets on one trading day to the close of the markets on the next trading day.

If the Fund is unable to obtain the necessary exposure to the Target Portfolio through swaps or other derivatives, or encounters other constraints (e.g., market or regulatory), the Fund may not always achieve investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Target Portfolio, and may return substantially less during such periods.

The Fund is an actively managed ETF that seeks capital appreciation by investing indirectly (via swaps or other derivatives) in equity securities of companies that attract significant investor interest and market activity, particularly those that are the primary focus of the largest and fastest-growing single-stock leveraged single-stock leveraged ETFs (e.g., 2X funds) (collectively, “Leveraged Funds”). Importantly, the Fund is not a fund of funds and does not invest in the Leveraged Funds themselves. Instead, the Fund’s financial investments focus on the companies that these Leveraged Funds track.

The Fund’s strategy aligns with an “animal spirits” investing approach, which seeks to capitalize on the behavioral and psychological factors that drive investor sentiment and market trends. By targeting exposure to companies that garner heightened attention from Leveraged Funds, the Fund aims to benefit from the high asset levels and increased market activity typically associated with such securities. This approach reflects the influence of investor optimism, speculative behavior, and herd mentality—key elements of “animal spirits” in financial markets.

The Fund’s Target Portfolio securities are selected by the Fund’s sub-adviser, VistaShares Advisors LLC (the “Sub-Adviser”). The Fund’s Target Portfolio is based on the BITA VistaShares Animal Spirits Index (the “Index”), which is owned, calculated, administered, and disseminated by BITA GmbH (the “Index Provider”). The Index Provider is not affiliated with the Fund’s investment adviser or the Sub-Adviser. While the Index’s methodology serves as the primary basis for the Fund’s Target Portfolio construction and the identification of “animal spirits” companies, the Sub-Adviser will actively manage the Fund.

The BITA VistaShares Animal Spirits Index

Index Overview:

The Index seeks to provide exposure to U.S. equities that are linked to the largest and fastest-growing Leveraged Funds. The Index selects securities based on the total assets and net flows of Leveraged Funds that correspond to underlying stocks. By analyzing these metrics, the Index aims to identify underlying stocks that demonstrate strong investor demand and high liquidity.

For analysis purposes, the Index’s initial universe is comprised of all US-listed, leveraged equity ETFs based on single stocks (i.e., equity ETFs that seek to provide leveraged exposure to the returns of a single underlying security, which may include a security of foreign issuer listed in the U.S. via American Depositary Receipts (“ADRs”))). The Index considers only long Leveraged Funds (e.g., 2X) and excludes inverse leveraged funds (e.g., -2X).

To be eligible to be one of the Index’s portfolio securities, a security must meet both of the following criteria:

●	Size: Market capitalization of at least $200 million.
●	Liquidity: Three-month average daily traded value of at least $1 million.

The Index assigns each eligible security a “relevance score” based on two factors: 40% from an “AUM Score” and 60% from a “Net Fund Flow Score.” For the AUM Score, the Index looks at the total amount of assets invested in single-stock leveraged ETFs linked to each security and compares this figure to the average for all eligible securities. Similarly, for the Net Fund Flow Score, the Index measures the net cash inflows into these ETFs and compares each security’s inflow to the typical amount. For both the AUM Score and the Net Fund Flow Score, the Index measures figures from the last business day of the month. These combined scores determine the overall relevance score for each underlying security. The Index is comprised of the top five ranked eligible securities.

The Index is generally reconstituted and rebalanced monthly. In addition, the Index Provider may determine to substitute an Index constituent or perform an extraordinary adjustment to the Index upon the occurrence of an extraordinary event as deemed by the Index Provider. On each determination day, the Index constituents are equally weighted.

Active Management

While the Index’s methodology serves as the primary basis for the Fund’s identification of Target Portfolio, the Sub-Adviser will actively manage the Fund. The Target Portfolio may include exposure to securities not yet included in, or not yet removed from, as the case may be, the Index prior to the Index’s rebalancing and reconstitution. Generally, the Sub-Adviser will use the Index’s criteria to guide its decisions. If the Sub-Adviser receives new information about an existing portfolio security or an emerging animal spirits company after the Index’s last rebalancing and reconstitution, it has the discretion to modify the Target Portfolio before the next Index rebalancing and reconstitution. For example, the Sub-Adviser may identify negative issues with a company’s outlook, or potential opportunities to add new holdings. To further the example, the Target Portfolio may remove exposure to a company that has experienced a negative change in business circumstances or include exposure to a company that has recently been tracked by a Leveraged ETF.

Additionally, if liquidity constraints affect the derivative instruments of an Index security, or if regulatory constraints arise (e.g., industry concentration or due to the Index’s composition negatively impacting the Fund’s derivatives portfolio), the Sub-Adviser may adjust the Target Portfolio.

Accordingly, the Target Portfolio’s exposure to securities holdings, weightings, and performance may deviate significantly from those of the securities constituting the Index.

Derivatives Portfolio Selection

The Fund will enter into one or more swap agreements with financial institutions for a specified period, typically one day, but potentially longer as needed. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) earned or realized on a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” (meaning the face amount of the instrument) e.g., the return on or change in value of a particular dollar amount representing the underlying security in the Target Portfolio. If the Fund is unable to obtain the necessary exposure through swaps or other derivatives, or encounters other constraints (e.g., market or regulatory), the Fund may not always achieve investment results, before fees and expenses, that correspond to two times (2x) the daily performance of Fund’s Target Portfolio, and may return substantially less during such periods.

At the end of each day, the Fund’s swaps are valued using market valuations and the Fund’s investment adviser rebalances the Fund’s holdings in an attempt to maintain leveraged exposure of approximately 200% to the aggregate performance of the Fund’s Target Portfolio.

For examples of a hypothetical investment in the Fund, see the prospectus section entitled “Additional Information About the Fund – Principal Investment Strategies.”

Fund performance for periods greater than one single day is primarily (but not solely) a function of the following factors: a) the volatility of the Target Portfolio; b) the performance of the Target Portfolio; c) period of time; d) financing rates associated with leveraged exposure; and e) other Fund expenses.

The Fund may also utilize listed options to seek to achieve leveraged 2X exposure to the Target Portfolio securities. The Fund will primarily employ short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of one or more Target Portfolio securities, offering immediate intrinsic value). Additionally, the Fund may use other option strategies to produce similar exposure to the Target Portfolio securities, like buying calls and selling puts with identical strike prices. These options allow the Fund to adjust its leverage strategy in response to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. The use of listed options provides additional flexibility in pursuing the Fund’s daily investment objective. See the provision in the Prospectus entitled “Additional Information About the Fund,” for more information about the Fund’s use of options.

Collateral

As the Fund engages in derivatives transactions to gain indirect (synthetic) exposure to Target Portfolio securities, the Fund will hold assets to serve as collateral. For those collateral holdings, the Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond exchange-traded fund (ETFs); and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality.

Fund Attributes

The Fund is classified as “non-diversified,” which means the Fund may invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund.

The Fund has adopted a policy of having, under normal circumstances, at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Target Portfolio securities.

Because of daily rebalancing and the compounding of each day’s return over time, the return of the Fund for periods longer than a single day will be the result of each day’s returns compounded over the period, which will very likely differ from 200% of the return of the Target Portfolio over the same period. The Fund will lose money if the Target Portfolio’s performance is flat over time, and because of daily rebalancing, the volatility of the Target Portfolio and the effects of compounding, the Fund may lose money over time while the Target Portfolio’s performance increases over a period longer than a single day. As a consequence, investors should not plan to hold shares of the Fund unmonitored for periods longer than a single trading day.

Strategy Portfolio Concentration [Text]	The Fund has adopted a policy of having, under normal circumstances, at least 80% exposure to financial instruments with economic characteristics that should perform 2X the daily performance of the Target Portfolio securities.